SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	1 Months Ended
	Jan. 27, 2022	Dec. 17, 2021	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
The Catalyst Group Entertainment Llc [Member]
Cash				$ 4,726	$ 4,726
Stockholders' Equity Attributable to Parent				4,726	4,726	$ 35,100
Cash and cash equivalent				4,726	4,726
Iqi Media Inc [Member]
Cash				1,836	79
Stockholders' Equity Attributable to Parent				(59,142)	(34,028)	$ (1,269)
Cash and cash equivalent				1,836	$ 79
Accumulated Deficit				59,142
Accumulated deficit				(59,142)
Winvest Group Ltd [Member]
Cash			$ 27,645
Stockholders' Equity Attributable to Parent			1,619,358	(114,522)
Cash and cash equivalent			27,645	0
Accumulated Deficit			(101,739,763)	(101,493,644)
Reverse split	1 for 250	1 for 250
Working capital deficit			359,191
Accumulated deficit			$ 101,739,763	$ 101,493,644